Decommissioning Liabilities (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 44.6	$ 39.6
Liability assumed on acquisition		2.4
Reclamation, Care and Maintenance Expenses	0.9	0.1
Accretion expense	3.0	2.6
Revisions to expected discounted cash flows	(1.8)	0.1
Ending balance	$ 44.9	$ 44.6